Balance Sheet Details - Schedule of Property Plant and Equipment (Details) - USD ($)	Jul. 31, 2020	Jul. 31, 2019
Property, plant, and equipment	$ 819,000	$ 1,022,000
Less accumulated depreciation	(503,000)	(660,000)
Property, plant, and equipment, net	316,000	362,000
Computers and Equipment [Member]
Property, plant, and equipment	819,000	1,001,000
Furniture and Fixtures [Member]
Property, plant, and equipment		$ 21,000